UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period:  May 31, 2008

Item 1. Schedule of Investments.

	Akros Absolute Return Fund
	Schedule of Investments
	May 31, 2008 (Unaudited)

		Shares	Value
	COMMON STOCKS - 36.45%
	Biotechnology - 0.57%
	InterMune, Inc. (a)	600	$8,460
	Zymogenetics, Inc. (a)	700	6,314
			14,774
	Capital Markets - 0.00%
	Jesup & Lamont, Inc. (a)	50	64

	Chemicals - 0.77%
	Ciba Specialty Chemicals AG - ADR	1,200	19,740

	Commercial Banks - 3.59%
	Community Bank Shares of Indiana, Inc.	108	1,907
	HF Financial Corp.	2,137	37,825
	Newbridge Bancorp.	1,673	15,475
	Taylor Capital Group, Inc.	2,903	37,304
			92,511
	Communications Equipment - 0.18%
	Motorola, Inc.	500	4,665

	Computers & Peripherals - 1.22%
	Datalink Corp. (a)	4,000	19,000
	Rimage Corp. (a)	700	12,376
			31,376
	Consumer Finance - 0.32%
	Asta Funding, Inc.	1,000	8,170

	Diversified Financial Services - 0.10%
	Enterprise National Bank NJ (a)	500	2,525

	Diversified Telecommunication Services - 0.86%
	CenturyTel, Inc.	300	10,623
	Citizens Communications Co.	1,000	11,660
			22,283
	Durable Goods, Not Elsewhere Classified - 0.49%
	Navarre Corp. (a)	7,100	12,567

	Electronic Equipment & Instruments - 0.07%
	CyberOptics Corp. (a)	200	1,792

	Food & Staples Retailing - 0.55%
	Village Super Market, Inc.	300	14,055

	Health Care Equipment & Supplies - 0.35%
	Urologix, Inc. (a)	7,200	9,144

	Health Care Providers & Services - 4.58%
	Health Fitness Corp. (a)	10,400	22,256
	Lincare Holdings, Inc. (a)	2,500	65,150
	UnitedHealth Group, Inc.	600	20,526
	Virtual Radiologic Corporation Com (a)	1,000	10,200
			118,132
	Health Care Technology - 0.96%
	Vital Images, Inc. (a)	1,600	24,720

	Hotels Restaurants & Leisure - 0.62%
	LIFE TIME FITNESS, Inc. (a)	400	16,008

	Hotels, Restaurants & Leisure - 0.94%
	Canterbury Park Holding Corp.	2,100	19,950
	Wyndham Worldwide Corp.	200	4,376
			24,326
	Insurance - 4.15%
	American Safety Insurance Holdings, Ltd (a)(c)	2,700	44,010
	Aspen Insurance Holdings Ltd. (c)	900	23,004
	The Travelers Companies, Inc.	800	39,848
			106,862
	Internet & Catalog Retail - 0.70%
	ValueVision Media, Inc. (a)	4,100	18,081

	Internet Software & Services - 1.14%
	Yahoo!, Inc. (a)	1,100	29,436

	Media - 0.02%
	Journal Register Co.	3,100	496
	Peoples Educational Holdings, Inc. (a)	19	38
			534
	Multiline Retail - 1.03%
	Target Corp.	500	26,680

	Oil, Gas & Consumable Fuels - 2.85%
	Tesoro Petroleum Corp.	1,000	24,850
	Valero Energy Corp.	300	15,252
	Hugoton Royalty Trust	1,000	33,420
			73,522
	Pharmaceutical Preparations - 0.31%
	NexMed, Inc. (a)	6,000	7,860

	Pharmaceuticals - 4.39%
	AstraZeneca PLC - ADR	1,200	52,428
	Mylan Laboratories Inc	3,100	41,385
	Pfizer, Inc.	1,000	19,360
			113,173
	Semiconductor & Semiconductor Equipment - 0.79%
	Lam Research Corp. (a)	500	20,350

	Software - 1.52%
	ePlus Inc. (a)	2,300	27,370
	NYFIX, Inc. (a)	3,000	11,910
			39,280
	Thrifts & Mortgage Finance - 3.38%
	First Bancorp Ind Inc New	1,259	14,617
	Hmn Finl, Inc.	1,000	16,600
	Wells Financial Corp.	2,500	55,875
			87,092

	TOTAL COMMON STOCKS (Cost $1,057,044)		939,722

	PREFERRED STOCKS - 0.74%
	Real Estate Investment Trusts - 0.19%
	Thornburg Mortgage Pfd Ser F	1,100	4,950

	Thrifts & Mortgage Finance - 0.55%
	Indymac Capital Trust I	1,300	14,066

	TOTAL PREFERRED STOCKS (Cost $35,253)		19,016

	INVESTMENT COMPANIES - 2.91%
	Blackrock Dividend Achievers Trust	4,000	46,280
	Proshares UltraShort Oil & Gas	1,000	28,800

	TOTAL INVESTMENT COMPANIES (Cost $87,485)		75,080

	PRIVATE PLACEMENTS - 14.55%
	Advanced Equities Investment I, LLC (Force 10 Networks) (a)(d)(e)	46,253	50,000
	Advanced Equities Investment XXXII, LLC (Raza Microelectronics, Inc.) (a)(d)(e)	65,000	117,000
	Advanced Equities Triangle Acquisition I, LLC (Motricity Inc.) (a)(d)(e)	44,084	45,010
	Bauer Private Equity Fund III, LLC (Alien Technology) (a)(d)(e)	23,397	31,118
	Bauer Private Equity Fund IV, LLC (Alien Technology) (a)(d)(e)	2,579	10,318
	FibroGen, Inc. (a)(d)(e)	15,000	97,500
	TableMAX Holdings, LLC (a)(d)(e)	23,000	24,083

	TOTAL PRIVATE PLACEMENTS (Cost $391,943)		375,029

	WARRANT - 0.16%
	Alien Technology (a)(d)(e)	2,579	4,182
	Expiration: October 2013, Exercise Price: $7.50
	(Acquired 10/25/06, Cost $0)
	TOTAL WARRANT (Cost $0)		4,182

		Contracts	Value
	PURCHASED OPTIONS - 0.04%
	Put Options - 0.04%
	Kinder Morgan Energy Partners LP
	Expiration: September 2008, Exercise Price: $60.00	3	1,140

	TOTAL PURCHASED OPTIONS (Cost $750)		1,140

		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 42.46%
	Aim Government Tax Advisors Fund
	2.160% (b)	1,094,571	1,094,571

	TOTAL SHORT TERM INVESTMENTS (Cost $1,094,571)		1,094,571

	Total Investments (Cost $2,667,046) - 97.31%		2,508,740
	Other Assets in Excess of Liabilities - 2.69%		69,388
	TOTAL NET ASSETS - 100.00%		$2,578,128

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate
(c)	Foreign
(d)	Security fair valued in accordance with procedures approved by the Board of Trustees
(e)	Restricted Security - The Advisor has determined these securities to be illiquid. The total value of
	illiquid securities at May 31, 2008 was $379,211, comprising 14.71% of net assets, while the
	remaining of the Fund's net assets (85.29%) were liquid.

	The cost basis of investments for federal income tax purposes at May 31, 2008
	was as follows*:

	Cost of investments		$ 2,667,046
	Short Sale Proceeds		264,047
	Premiums received on options written		1,100
	Gross unrealized appreciation		103,900
	Gross unrealized depreciation		(314,899)
	Net unrealized depreciation		$ (210,999)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section of the Fund's most recent semi-annual or annual report.

	Akros Absolute Return Fund
	Schedule of Securities Sold Short
	May 31, 2008 (Unaudited)
		Shares	Value
	COMMON STOCK - 2.80%
	BlackRock, Inc.	100	$22,499
	Coinstar, Inc.	300	11,430
	Eaton Vance Corp.	300	12,765
	Otter Tail Corp.	300	11,262
	Wisconsin Energy Corp.	300	14,412
	TOTAL COMMON STOCK (Proceeds $69,208)		$72,368

	EXCHANGE TRADED FUNDS - 11.37%
	Utilities Select Sector SPDR	1,000	41,310
	iShares S&P MidCap 400 Growth Index	1,000	65,250
	Midcap SPDR Trust Series 1	1,000	160,620
	Energy Select Sector SPDR	300	25,800

	TOTAL EXCHANGE TRADED FUNDS (Proceeds $264,047)		292,980

TOTAL SECURITIES SOLD SHORT (Proceeds $333,255) - 14.17%			$365,348

	Percentages are stated as a percent of net assets.
	Akros Absolute Return Fund
	Schedule of Options Written
	May 31, 2008 (Unaudited)

		Contracts	Value
	CALL OPTIONS WRITTEN
	Target Corp.
	Expiration: July 2008, Exercise Price: $57.50	5	$490

	TOTAL CALL OPTIONS WRITTEN (Premiums received $1,000)		490

	PUT OPTIONS
	UnitedHealth Group, Inc.
	Expiration: June 2008, Exercise Price: $30.00	1	10

	TOTAL PUT OPTIONS WRITTEN (Premiums received $100)		10

	Total Options Written (Premiums received $1,100)		$500

Akros Absolute Return Fund
Schedule of Open Futures Contracts
5/31/2008 (Unaudited)

	Number
	of Contracts	Contract	Settlement	Unrealized
Description	Sold Short	Value	Month	Depreciation
Standard and Poor's 500 Index Mini Futures	8	560,240	June 2008	(21,200)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/  Joseph Neuberger
    Joseph Neuberger, President and Treasurer

Date     July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Nueberger
   Joseph Neuberger, President and Treasurer

Date     July 25, 2008